Loans and Borrowings - Summary of Changes in Cash Flows from Financing Activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Apr. 01, 2019
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	$ 25,584	$ 707	$ 652
Restated balance as at April 1, 2019				$ 25,584
Proceeds from bank loans	191	702	336
Repayment of bank loans (refer note 28)	(505)	(316)	(239)
Proceeds from issuance of convertible notes (excluding equity component)	191,127
Direct cost incurred in relation to convertible notes (excluding equity component)	(5,434)
Acquired thourgh business combination		954
Additions to lease liabilities	1,277	3,974
Adjustment due to modifications	(8,564)
Payment of lease liabilites	(2,045)	(3,481)
Interest accrued	3,864	2,792	50
Interest paid	(1,983)	(2,792)	(50)
Effect of change in foreign exchange rates	443	(1,833)	(42)
Ending balance	203,955	25,584	707
Impact due to Initial Application of IFRS 16 [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Impact due to initial application of IFRS 16		24,877
Convertible Notes [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Proceeds from issuance of convertible notes (excluding equity component)	191,127
Direct cost incurred in relation to convertible notes (excluding equity component)	(5,434)
Interest accrued	1,881
Ending balance	187,574
Lease Liabilities [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	24,553
Restated balance as at April 1, 2019				24,877
Acquired thourgh business combination		945
Additions to lease liabilities	1,277	3,974
Adjustment due to modifications	(8,564)
Payment of lease liabilites	(2,045)	(3,481)
Interest accrued	1,867	2,731
Interest paid	(1,867)	(2,731)
Effect of change in foreign exchange rates	425	(1,762)
Ending balance	15,646	24,553
Lease Liabilities [Member] | Impact due to Initial Application of IFRS 16 [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Impact due to initial application of IFRS 16		24,877
Secured Bank Loans [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	1,031	707	652
Restated balance as at April 1, 2019				$ 707
Proceeds from bank loans	191	702	336
Repayment of bank loans (refer note 28)	(505)	(316)	(239)
Acquired thourgh business combination		9
Interest accrued	116	61	50
Interest paid	(116)	(61)	(50)
Effect of change in foreign exchange rates	18	(71)	(42)
Ending balance	$ 735	$ 1,031	$ 707